Measurement basis of financial assets and liabilities - Schedule of Offsetting of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative assets	£ 4,235	£ 3,165
Derivative liabilities	(5,787)	(4,307)
Financial assets at amortised cost	504,897	488,071
Gross amounts of assets and liabilities £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative assets	40,288	42,629
Derivative liabilities	(44,261)	(46,431)
Net position	(3,973)	(3,802)
Non-trading reverse repurchase agreements	55,165	40,387
Non-trading repurchase agreements	(48,782)	(45,338)
Gross amounts of assets and liabilities £m | Financial assets at amortised cost
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at amortised cost	6,383	(4,951)
Offset
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative assets	(36,053)	(39,464)
Derivative liabilities	38,474	42,124
Net position	2,421	2,660
Non-trading reverse repurchase agreements	(11,022)	(7,636)
Non-trading repurchase agreements	11,022	7,636
Offset | Financial assets at amortised cost
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at amortised cost	0	0
Net amount recognised in the balance sheet
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative assets	4,235	3,165
Derivative liabilities	(5,787)	(4,307)
Net position	(1,552)	(1,142)
Non-trading reverse repurchase agreements	44,143	32,751
Non-trading repurchase agreements	(37,760)	(37,702)
Net amount recognised in the balance sheet | Financial assets at amortised cost
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at amortised cost	6,383	(4,951)
Cash collateral (received)/ pledged £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative assets	(407)	(679)
Derivative liabilities	1,742	1,223
Net position	1,335	544
Non-trading reverse repurchase agreements	256	58
Non-trading repurchase agreements	8	(60)
Cash collateral (received)/ pledged £m | Financial assets at amortised cost
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at amortised cost	264	(2)
Non-cash collateral (received)/ pledged £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative assets	(524)	0
Derivative liabilities	208	685
Net position	(316)	685
Non-trading reverse repurchase agreements	(44,031)	(32,559)
Non-trading repurchase agreements	37,427	37,714
Non-cash collateral (received)/ pledged £m | Financial assets at amortised cost
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at amortised cost	(6,604)	5,155
Master netting and similar agreements £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative assets	(2,217)	(2,213)
Derivative liabilities	2,217	2,213
Net position	0	0
Non-trading reverse repurchase agreements	0	0
Non-trading repurchase agreements	0	0
Master netting and similar agreements £m | Financial assets at amortised cost
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at amortised cost	0	0
Potential net amounts if offset of related amounts permitted £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative assets	1,087	273
Derivative liabilities	(1,620)	(186)
Net position	(533)	87
Non-trading reverse repurchase agreements	368	250
Non-trading repurchase agreements	(325)	(48)
Potential net amounts if offset of related amounts permitted £m | Financial assets at amortised cost
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at amortised cost	£ 43	£ 202